REAL ESTATE INVESTMENTS - Property Acquisitions (FY) (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Real Estate [Line Items]
Capitalized Acquisition Costs			$ 3,015,057
Payments to Acquire and Develop Real Estate		$ 93,253,505	103,973,925
Payments to Acquire Real Estate Below Market	$ 32,033,596
Northrop Grumman
Real Estate [Line Items]
Payments to Acquire and Develop Real Estate			13,724,190
3M
Real Estate [Line Items]
Payments to Acquire and Develop Real Estate		15,701,697
Cummins
Real Estate [Line Items]
Payments to Acquire and Develop Real Estate		16,002,488
Northrop Grumman
Real Estate [Line Items]
Capitalized Acquisition Costs			398,100
Payments to Acquire and Develop Real Estate		329,410
24 Hour Fitness
Real Estate [Line Items]
Payments to Acquire and Develop Real Estate		12,658,311
Texas Health
Real Estate [Line Items]
Payments to Acquire and Develop Real Estate		7,689,924
Bon Secours
Real Estate [Line Items]
Payments to Acquire and Develop Real Estate		10,842,907
Costco
Real Estate [Line Items]
Payments to Acquire and Develop Real Estate		30,028,768
Husqvarna
Real Estate [Line Items]
Capitalized Acquisition Costs			348,000
Payments to Acquire and Develop Real Estate			12,003,048
AvAir
Real Estate [Line Items]
Capitalized Acquisition Costs			795,000
Payments to Acquire and Develop Real Estate			27,353,124
exp US Services
Real Estate [Line Items]
Capitalized Acquisition Costs			200,837
Payments to Acquire and Develop Real Estate			6,924,855
Harley
Real Estate [Line Items]
Capitalized Acquisition Costs			382,500
Payments to Acquire and Develop Real Estate			13,178,288
Wyndham
Real Estate [Line Items]
Capitalized Acquisition Costs			292,970
Payments to Acquire and Develop Real Estate			10,116,502
Williams Sonoma
Real Estate [Line Items]
Capitalized Acquisition Costs			209,165
Payments to Acquire and Develop Real Estate			7,211,012
Omnicare
Real Estate [Line Items]
Capitalized Acquisition Costs			211,275
Payments to Acquire and Develop Real Estate			7,324,370
EMCOR
Real Estate [Line Items]
Capitalized Acquisition Costs			177,210
Payments to Acquire and Develop Real Estate			6,138,536
Land
Real Estate [Line Items]
Payments to Acquire and Develop Real Estate		19,247,622	16,509,531
Payments to Acquire Real Estate Below Market	4,436,149
Land | Northrop Grumman
Real Estate [Line Items]
Payments to Acquire and Develop Real Estate			1,191,024
Land | 3M
Real Estate [Line Items]
Payments to Acquire and Develop Real Estate		758,780
Land | Cummins
Real Estate [Line Items]
Payments to Acquire and Develop Real Estate		3,347,959
Land | Northrop Grumman
Real Estate [Line Items]
Payments to Acquire and Develop Real Estate		329,410
Land | 24 Hour Fitness
Real Estate [Line Items]
Payments to Acquire and Develop Real Estate		3,121,985
Land | Texas Health
Real Estate [Line Items]
Payments to Acquire and Develop Real Estate		1,827,914
Land | Bon Secours
Real Estate [Line Items]
Payments to Acquire and Develop Real Estate		1,658,659
Land | Costco
Real Estate [Line Items]
Payments to Acquire and Develop Real Estate		8,202,915
Land | Husqvarna
Real Estate [Line Items]
Payments to Acquire and Develop Real Estate			974,663
Land | AvAir
Real Estate [Line Items]
Payments to Acquire and Develop Real Estate			3,493,673
Land | exp US Services
Real Estate [Line Items]
Payments to Acquire and Develop Real Estate			785,801
Land | Harley
Real Estate [Line Items]
Payments to Acquire and Develop Real Estate			1,145,196
Land | Wyndham
Real Estate [Line Items]
Payments to Acquire and Develop Real Estate			4,144,069
Land | Williams Sonoma
Real Estate [Line Items]
Payments to Acquire and Develop Real Estate			3,546,744
Land | Omnicare
Real Estate [Line Items]
Payments to Acquire and Develop Real Estate			800,772
Land | EMCOR
Real Estate [Line Items]
Payments to Acquire and Develop Real Estate			427,589
Buildings and Improvements
Real Estate [Line Items]
Payments to Acquire and Develop Real Estate		66,046,320	83,642,026
Payments to Acquire Real Estate Below Market	25,121,571
Buildings and Improvements | Northrop Grumman
Real Estate [Line Items]
Payments to Acquire and Develop Real Estate			11,191,967
Buildings and Improvements | 3M
Real Estate [Line Items]
Payments to Acquire and Develop Real Estate		14,004,039
Buildings and Improvements | Cummins
Real Estate [Line Items]
Payments to Acquire and Develop Real Estate		11,117,531
Buildings and Improvements | Northrop Grumman
Real Estate [Line Items]
Payments to Acquire and Develop Real Estate		0
Buildings and Improvements | 24 Hour Fitness
Real Estate [Line Items]
Payments to Acquire and Develop Real Estate		8,331,352
Buildings and Improvements | Texas Health
Real Estate [Line Items]
Payments to Acquire and Develop Real Estate		5,148,789
Buildings and Improvements | Bon Secours
Real Estate [Line Items]
Payments to Acquire and Develop Real Estate		8,383,892
Buildings and Improvements | Costco
Real Estate [Line Items]
Payments to Acquire and Develop Real Estate		19,060,717
Buildings and Improvements | Husqvarna
Real Estate [Line Items]
Payments to Acquire and Develop Real Estate			10,866,481
Buildings and Improvements | AvAir
Real Estate [Line Items]
Payments to Acquire and Develop Real Estate			23,859,451
Buildings and Improvements | exp US Services
Real Estate [Line Items]
Payments to Acquire and Develop Real Estate			5,134,320
Buildings and Improvements | Harley
Real Estate [Line Items]
Payments to Acquire and Develop Real Estate			12,033,092
Buildings and Improvements | Wyndham
Real Estate [Line Items]
Payments to Acquire and Develop Real Estate			5,303,201
Buildings and Improvements | Williams Sonoma
Real Estate [Line Items]
Payments to Acquire and Develop Real Estate			3,478,337
Buildings and Improvements | Omnicare
Real Estate [Line Items]
Payments to Acquire and Develop Real Estate			6,242,156
Buildings and Improvements | EMCOR
Real Estate [Line Items]
Payments to Acquire and Develop Real Estate			5,533,021
Tenant Origination and Absorption Costs
Real Estate [Line Items]
Payments to Acquire and Develop Real Estate		9,377,046	4,708,043
Payments to Acquire Real Estate Below Market	3,893,359
Tenant Origination and Absorption Costs | Northrop Grumman
Real Estate [Line Items]
Payments to Acquire and Develop Real Estate			1,341,199
Tenant Origination and Absorption Costs | 3M
Real Estate [Line Items]
Payments to Acquire and Develop Real Estate		2,356,361
Tenant Origination and Absorption Costs | Cummins
Real Estate [Line Items]
Payments to Acquire and Develop Real Estate		1,536,998
Tenant Origination and Absorption Costs | Northrop Grumman
Real Estate [Line Items]
Payments to Acquire and Develop Real Estate		0
Tenant Origination and Absorption Costs | 24 Hour Fitness
Real Estate [Line Items]
Payments to Acquire and Develop Real Estate		1,204,974
Tenant Origination and Absorption Costs | Texas Health
Real Estate [Line Items]
Payments to Acquire and Develop Real Estate		713,221
Tenant Origination and Absorption Costs | Bon Secours
Real Estate [Line Items]
Payments to Acquire and Develop Real Estate		800,356
Tenant Origination and Absorption Costs | Costco
Real Estate [Line Items]
Payments to Acquire and Develop Real Estate		2,765,136
Tenant Origination and Absorption Costs | Husqvarna
Real Estate [Line Items]
Payments to Acquire and Develop Real Estate			1,013,948
Tenant Origination and Absorption Costs | AvAir
Real Estate [Line Items]
Payments to Acquire and Develop Real Estate			0
Tenant Origination and Absorption Costs | exp US Services
Real Estate [Line Items]
Payments to Acquire and Develop Real Estate			388,248
Tenant Origination and Absorption Costs | Harley
Real Estate [Line Items]
Payments to Acquire and Develop Real Estate			0
Tenant Origination and Absorption Costs | Wyndham
Real Estate [Line Items]
Payments to Acquire and Develop Real Estate			669,232
Tenant Origination and Absorption Costs | Williams Sonoma
Real Estate [Line Items]
Payments to Acquire and Develop Real Estate			550,486
Tenant Origination and Absorption Costs | Omnicare
Real Estate [Line Items]
Payments to Acquire and Develop Real Estate			281,442
Tenant Origination and Absorption Costs | EMCOR
Real Estate [Line Items]
Payments to Acquire and Develop Real Estate			463,488
Above-Market Lease Intangibles
Real Estate [Line Items]
Payments to Acquire and Develop Real Estate		0	616,486
Above-Market Lease Intangibles | Northrop Grumman
Real Estate [Line Items]
Payments to Acquire and Develop Real Estate			0
Above-Market Lease Intangibles | 3M
Real Estate [Line Items]
Payments to Acquire and Develop Real Estate		0
Above-Market Lease Intangibles | Cummins
Real Estate [Line Items]
Payments to Acquire and Develop Real Estate		0
Above-Market Lease Intangibles | Northrop Grumman
Real Estate [Line Items]
Payments to Acquire and Develop Real Estate		0
Above-Market Lease Intangibles | 24 Hour Fitness
Real Estate [Line Items]
Payments to Acquire and Develop Real Estate		0
Above-Market Lease Intangibles | Texas Health
Real Estate [Line Items]
Payments to Acquire and Develop Real Estate		0
Above-Market Lease Intangibles | Bon Secours
Real Estate [Line Items]
Payments to Acquire and Develop Real Estate		0
Above-Market Lease Intangibles | Costco
Real Estate [Line Items]
Payments to Acquire and Develop Real Estate		0
Above-Market Lease Intangibles | Husqvarna
Real Estate [Line Items]
Payments to Acquire and Develop Real Estate			0
Above-Market Lease Intangibles | AvAir
Real Estate [Line Items]
Payments to Acquire and Develop Real Estate			0
Above-Market Lease Intangibles | exp US Services
Real Estate [Line Items]
Payments to Acquire and Develop Real Estate			616,486
Above-Market Lease Intangibles | Harley
Real Estate [Line Items]
Payments to Acquire and Develop Real Estate			0
Above-Market Lease Intangibles | Wyndham
Real Estate [Line Items]
Payments to Acquire and Develop Real Estate			0
Above-Market Lease Intangibles | Williams Sonoma
Real Estate [Line Items]
Payments to Acquire and Develop Real Estate			0
Above-Market Lease Intangibles | Omnicare
Real Estate [Line Items]
Payments to Acquire and Develop Real Estate			0
Above-Market Lease Intangibles | EMCOR
Real Estate [Line Items]
Payments to Acquire and Develop Real Estate			0
Below-Market Lease Intangibles
Real Estate [Line Items]
Payments to Acquire Real Estate Below Market	$ (1,417,483)	(1,417,483)	(1,502,161)
Below-Market Lease Intangibles | Northrop Grumman
Real Estate [Line Items]
Payments to Acquire Real Estate Below Market			0
Below-Market Lease Intangibles | 3M
Real Estate [Line Items]
Payments to Acquire Real Estate Below Market		(1,417,483)
Below-Market Lease Intangibles | Cummins
Real Estate [Line Items]
Payments to Acquire Real Estate Below Market		0
Below-Market Lease Intangibles | Northrop Grumman
Real Estate [Line Items]
Payments to Acquire Real Estate Below Market		0
Below-Market Lease Intangibles | 24 Hour Fitness
Real Estate [Line Items]
Payments to Acquire Real Estate Below Market		0
Below-Market Lease Intangibles | Texas Health
Real Estate [Line Items]
Payments to Acquire Real Estate Below Market		0
Below-Market Lease Intangibles | Bon Secours
Real Estate [Line Items]
Payments to Acquire Real Estate Below Market		0
Below-Market Lease Intangibles | Costco
Real Estate [Line Items]
Payments to Acquire Real Estate Below Market		$ 0
Below-Market Lease Intangibles | Husqvarna
Real Estate [Line Items]
Payments to Acquire Real Estate Below Market			(852,044)
Below-Market Lease Intangibles | AvAir
Real Estate [Line Items]
Payments to Acquire Real Estate Below Market			0
Below-Market Lease Intangibles | exp US Services
Real Estate [Line Items]
Payments to Acquire Real Estate Below Market			0
Below-Market Lease Intangibles | Harley
Real Estate [Line Items]
Payments to Acquire Real Estate Below Market			0
Below-Market Lease Intangibles | Wyndham
Real Estate [Line Items]
Payments to Acquire Real Estate Below Market			0
Below-Market Lease Intangibles | Williams Sonoma
Real Estate [Line Items]
Payments to Acquire Real Estate Below Market			(364,555)
Below-Market Lease Intangibles | Omnicare
Real Estate [Line Items]
Payments to Acquire Real Estate Below Market			0
Below-Market Lease Intangibles | EMCOR
Real Estate [Line Items]
Payments to Acquire Real Estate Below Market			$ (285,562)